UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A	Series A-1	Series B Preferred Stock Preferred Stock	Common Class A Common Stock	Common Class B Common Stock
Beginning balance (in shares) at Dec. 31, 2018					3,379,400	0
Beginning balance at Dec. 31, 2018					$ 7,789	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Preferred Stock (in shares)						(1,837,600)
Conversion of Preferred Stock						$ (10,270)
Ending balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Ending balance at Dec. 31, 2019					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2018		94,469,400					4,681,400
Beginning balance at Dec. 31, 2018	$ 8,406	$ 0	$ 3,043	$ (18,637)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	504		504
Issuance of common stock upon exercise of stock options (in shares)		123,300
Issuance of common stock upon exercise of stock options	97		97
Net loss	(10,166)			(10,166)
Ending balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400	0	0
Ending balance at Dec. 31, 2019	(1,159)	$ 0	3,644	(28,803)			$ 24,000	$ 0	$ 0
Ending balance (in shares) at Mar. 31, 2020					3,379,400	1,837,600
Ending balance at Mar. 31, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	205		205
Net loss	(1,931)			(1,931)
Ending balance (in shares) at Mar. 31, 2020		94,592,700					4,681,400	0	0
Ending balance at Mar. 31, 2020	(2,885)	$ 0	3,849	(30,734)			$ 24,000	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Beginning balance at Dec. 31, 2019					$ 7,789	$ 10,270
Ending balance (in shares) at Sep. 30, 2020					3,379,400	1,837,600
Ending balance at Sep. 30, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400	0	0
Beginning balance at Dec. 31, 2019	(1,159)	$ 0	3,644	(28,803)			$ 24,000	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,075)
Ending balance (in shares) at Sep. 30, 2020		94,592,700					4,681,400	0	0
Ending balance at Sep. 30, 2020	(5,562)	$ 0	4,316	(33,878)			$ 24,000	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Beginning balance at Dec. 31, 2019					$ 7,789	$ 10,270
Ending balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Ending balance at Dec. 31, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400	0	0
Beginning balance at Dec. 31, 2019	(1,159)	$ 0	3,644	(28,803)			$ 24,000	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 1,079		1,079
Issuance of common stock upon exercise of stock options (in shares)	457,341	457,341
Issuance of common stock upon exercise of stock options	$ 252		252
Net loss	(7,012)			(7,012)
Ending balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400	0	0
Ending balance at Dec. 31, 2020	(6,840)	$ 0	4,975	(35,815)			$ 24,000	$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2020					3,379,400	1,837,600
Beginning balance at Mar. 31, 2020					$ 7,789	$ 10,270
Ending balance (in shares) at Jun. 30, 2020					3,379,400	1,837,600
Ending balance at Jun. 30, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Mar. 31, 2020		94,592,700					4,681,400	0	0
Beginning balance at Mar. 31, 2020	(2,885)	$ 0	3,849	(30,734)			$ 24,000	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	209		209
Net loss	(2,108)			(2,108)
Ending balance (in shares) at Jun. 30, 2020		94,592,700					4,681,400	0	0
Ending balance at Jun. 30, 2020	(4,784)	$ 0	4,058	(32,842)			$ 24,000	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2020					3,379,400	1,837,600
Ending balance at Sep. 30, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	258		258
Net loss	(1,036)			(1,036)
Ending balance (in shares) at Sep. 30, 2020		94,592,700					4,681,400	0	0
Ending balance at Sep. 30, 2020	(5,562)	$ 0	4,316	(33,878)			$ 24,000	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Beginning balance at Dec. 31, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Preferred Stock (in shares)					(3,379,400)	(1,837,600)
Conversion of Preferred Stock					$ (7,789)	$ (10,270)
Ending balance (in shares) at Mar. 31, 2021					0	0
Ending balance at Mar. 31, 2021					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400	0	0
Beginning balance at Dec. 31, 2020	(6,840)	$ 0	4,975	(35,815)			$ 24,000	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	593		593
Conversion of preferred and common stock (in shares)		29,695,200					(4,681,400)
Stock Issued During Period, Value, Conversion of Convertible Securities	18,058		42,058				$ (24,000)
Issuance of Class A Common Stock in connection with the Initial Public Offering, net of issuance costs (in shares)								10,000,000
Issuance of Class A Common Stock in connection with the Initial Public Offering, net of issuance costs	126,622		126,622
Reclassification of Common Stock to Class B Common Stock in connection with the Initial Public Offering (in shares)		(124,745,241)							124,745,241
Reclassification of Common Stock to Class B Common Stock in connection with the initial public offering	0		(1)						$ 1
Issuance of common stock upon exercise of stock options (in shares)									3,861
Issuance of common stock upon exercise of stock options	7		7
Net loss	1,471			1,471
Ending balance (in shares) at Mar. 31, 2021		0					0	10,000,000	124,749,102
Ending balance at Mar. 31, 2021	139,911	$ 0	174,254	(34,344)			$ 0	$ 0	$ 1
Beginning balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Beginning balance at Dec. 31, 2020					$ 7,789	$ 10,270
Ending balance (in shares) at Sep. 30, 2021					0	0
Ending balance at Sep. 30, 2021					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400	0	0
Beginning balance at Dec. 31, 2020	$ (6,840)	$ 0	4,975	(35,815)			$ 24,000	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	577,153
Net loss	$ 577
Ending balance (in shares) at Sep. 30, 2021		0					0	21,986,619	114,105,779
Ending balance at Sep. 30, 2021	150,055	$ 0	185,292	(35,238)			$ 0	$ 0	$ 1
Beginning balance (in shares) at Mar. 31, 2021					0	0
Beginning balance at Mar. 31, 2021					$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2021					0	0
Ending balance at Jun. 30, 2021					$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2021		0					0	10,000,000	124,749,102
Beginning balance at Mar. 31, 2021	139,911	$ 0	174,254	(34,344)			$ 0	$ 0	$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	569		569
Conversion of preferred and common stock (in shares)								81,102	(81,102)
Issuance of Class A Common Stock in connection with the Initial Public Offering, net of issuance costs (in shares)								719,266
Issuance of Class A Common Stock in connection with the Initial Public Offering, net of issuance costs	9,245		9,245
Issuance of common stock upon exercise of stock options (in shares)									28,442
Issuance of common stock upon exercise of stock options	19		19
Net loss	(279)
Ending balance (in shares) at Jun. 30, 2021		0					0	10,800,368	124,696,442
Ending balance at Jun. 30, 2021	149,465	$ 0	184,087	(34,623)			$ 0	$ 0	$ 1
Ending balance (in shares) at Sep. 30, 2021					0	0
Ending balance at Sep. 30, 2021					$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	627		627
Conversion of preferred and common stock (in shares)								11,186,251	(11,186,251)
Issuance of common stock upon exercise of stock options (in shares)									543,826
Issuance of common stock upon exercise of stock options	578		578
Vesting of Class B Common Stock in connection with Restricted Stock Awards (in shares)									51,762
Net loss	(615)			(615)
Ending balance (in shares) at Sep. 30, 2021		0					0	21,986,619	114,105,779
Ending balance at Sep. 30, 2021	$ 150,055	$ 0	$ 185,292	$ (35,238)			$ 0	$ 0	$ 1